LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2022
LONG-TERM DEBT AND CURRENT PORTION OF LONG TERM DEBT [Abstract]
Aggregate Annual Principal Payments of Debt
As of June 30, 2022, the Company has the following scheduled principal repayments required to be made under the Company’s debt facilities as follows:
Debt repayments in $'000s	Total	2022*	2023	2024	2025	2026	Thereafter
2019 Senior Secured Credit Facility	172,137	6,209	12,418	153,510	-	-	-
Financing of 2018-built Vessels	100,195	4,245	8,711	9,138	9,534	9,974	58,593
Financing of 2022 Newbuildings	87,623	2,772	5,500	5,515	5,500	5,500	62,836
Total	359,955	13,226	26,629	168,163	15,034	15,474	121,429

*Q3 and Q4 2022 repayments